1605(c) De-SPAC and Related Financing Transactions, Effects	Aug. 22, 2025
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	The SVII Board concluded that the potential benefits that it expected SVII and its shareholders to achieve as a result of the Transaction outweighed the potentially negative factors associated with the Transaction. Accordingly, the SVII Board determined that the Merger Agreement and the Transaction (including the Redomicile and the Merger), were advisable, fair to and in the best interests of, SVII and its shareholders.
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]	The SVII Board concluded that the potential benefits that it expected SVII and its shareholders to achieve as a result of the Transaction outweighed the potentially negative factors associated with the Transaction. Accordingly, the SVII Board determined that the Merger Agreement and the Transaction (including the Redomicile and the Merger), were advisable, fair to and in the best interests of, SVII and its shareholders